Related parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Director	Dec. 31, 2022 USD ($) Director	Dec. 31, 2021 USD ($)	Feb. 24, 2023
Transactions with Related Party [Abstract]
Financial income	$ 25,007	$ 10,149	$ 5,962
Financial expense	$ (323,749)	$ (330,445)	(360,898)
Loan interest rate				4.21%
Number of directors received pension remuneration | Director	0	0
Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Receivables (current)	$ 18,500
Arroyo Netherlands II B.V [Member] | SOFR [Member]
Transactions with Related Party [Abstract]
Interest rate	6.31%
Akuo Atlantica PMGD Holding [Member] | Fixed Interest Rate [Member]
Transactions with Related Party [Abstract]
Loan interest rate	8.75%
JGC Corporation [Member] | EURIBOR [Member]
Transactions with Related Party [Abstract]
Interest rate	2.50%
AYES Canada [Member]
Transactions with Related Party [Abstract]
Dividend receivable	$ 5,800
Colombian Portfolio of Renewable Energy Entities [Member]
Transactions with Related Party [Abstract]
Equity interest	50.00%
Colombian Portfolio of Renewable Energy Entities [Member] | Fixed Interest Rate [Member]
Transactions with Related Party [Abstract]
Loan interest rate	8.00%
Related Parties [Member]
Details of Balances [Abstract]
Receivables (current)	$ 25,204	$ 1,224
Receivables (non-current)	30,403	17,510
Payables (current)	8,031	6,073
Payables (non-current)	4,639	6,088
Related Parties [Member] | Non-controlling Interest [Member] | Algonquin [Member]
Details of Balances [Abstract]
Receivables (current)	0	0
Receivables (non-current)	0	0
Payables (current)	5,683	4,762
Payables (non-current)	0	0
Related Parties [Member] | Non-controlling Interest [Member] | JGC Corporation [Member]
Details of Balances [Abstract]
Receivables (current)	0	0
Receivables (non-current)	0	0
Payables (current)	0	0
Payables (non-current)	4,612	6,088
Related Parties [Member] | Non-controlling Interest [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	0	0
Receivables (non-current)	0	0
Payables (current)	2,314	1,311
Payables (non-current)	27	0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Receivables (current)	18,448	1,097
Receivables (non-current)	0	17,006
Payables (current)	0	0
Payables (non-current)	0	0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Amherst Island Partnership [Member]
Details of Balances [Abstract]
Receivables (current)	5,817	0
Receivables (non-current)	0	0
Payables (current)	0	0
Payables (non-current)	0	0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Akuo Atlantica PMGD Holding [Member]
Details of Balances [Abstract]
Receivables (current)	0	0
Receivables (non-current)	16,677	504
Payables (current)	0	0
Payables (non-current)	0	0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Colombian Assets Portfolio [Member]
Details of Balances [Abstract]
Receivables (current)	0	0
Receivables (non-current)	13,578	0
Payables (current)	34	0
Payables (non-current)	0	0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	21	127
Receivables (non-current)	148	0
Payables (current)	0	0
Payables (non-current)	0	0
Other Related Parties [member] | Atlantica's Partner in Colombia [Member]
Details of Balances [Abstract]
Receivables (current)	918	0
Receivables (non-current)	0	0
Payables (current)	0	0
Payables (non-current)	0	0
Subsidiaries [Member]
Transactions with Related Party [Abstract]
Financial income	3,040	1,298	2,069
Financial expense	(471)	(153)	(97)
Operating income	325	0	0
Subsidiaries [Member] | Non-controlling Interest [Member] | Other [Member]
Transactions with Related Party [Abstract]
Financial income	0	23	8
Financial expense	(471)	(153)	(97)
Operating income	0	0	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Transactions with Related Party [Abstract]
Financial income	1,845	1,275	2,061
Financial expense	0	0	0
Operating income	0	0	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Akuo Atlantica PMGD Holding [Member]
Transactions with Related Party [Abstract]
Financial income	607	0	0
Financial expense	0	0	0
Operating income	316	0	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Colombian Assets Portfolio [Member]
Transactions with Related Party [Abstract]
Financial income	588	0	0
Financial expense	0	0	0
Operating income	0	0	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Other [Member]
Transactions with Related Party [Abstract]
Financial income	0	0	0
Financial expense	0	0	0
Operating income	9	0	$ 0
Board of Directors and CEO [Member]
Transactions with Related Party [Abstract]
Remuneration received	4,000	5,700
Annual bonus	900	900
CEO [Member]
Transactions with Related Party [Abstract]
Long term award	$ 1,000	$ 3,000